Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 9 – LEASES

The Company determines if a contract contains a lease at inception and recognizes operating lease ROU assets and operating lease liabilities based on the present value of the future minimum lease payments at the commencement date. As the Company’s leases do not provide an implicit interest rate, management develops incremental borrowing rates based on the information available at the commencement date in determining the present value of future payments. Lease expenses are recognized on a straight-line basis over the lease term.

At December 31, 2023, the Company’s operating leases were as follows:

In September 2019, the Company entered into a 24 month lease agreement for approximately 55 square meters of office and research lab space at the BioPark Building, Hadassah Ein-Kerem Campus in Jerusalem, Israel. The Company exercised an extension option under this lease and extended the term of the lease by an additional 24 months, which commenced on September 1, 2021 and was subsequently extended to December 31, 2023, at which time this lease expired.

In July 2018, the Company entered into a lease agreement for offices, laboratory space and parking at the Science Park in Nes Ziona, Israel for approximately 420 square meters of space. The lease for this space expired on August 31, 2023, at which time the Company extended the lease for an additional 60-month period.

In October 2020, the Company entered into an additional lease agreement at the Science Park in Nes Ziona, Israel for approximately 421 square meters of space. The lease for this space expires on September 30, 2025, at which time the Company may extend the lease for an additional 33-month period.

On July 29, 2021, the Company entered into an additional lease agreement in Nes Ziona, which added 455 square meters of office space to the existing leased space. The lease for the additional 455 square meters is for a period of 63 months, which commenced on August 1, 2021. The lease expires on October 31, 2026 with an option to extend the lease for an additional 22 months.

At the time the Company entered into each of the Jerusalem and Nes Ziona lease agreements, including the amendment to the Nes Ziona lease agreement, the Company was not reasonably certain that it would exercise the extension options contained therein and therefore did not include the options in the determination of the total lease terms of the leases for accounting purposes.

On September 19, 2021, the Company entered into a lease agreement for a manufacturing plant space for the purpose of manufacturing AllocetraTM to support ongoing clinical trials in Yavne Israel, for a period of 60 months that commenced on September 19, 2021. The Company completed construction on the manufacturing plant in the fourth quarter of 2022. The lease expires on September 18, 2026 with options for two successive 60-month extensions. Upon entering into the plant space lease agreement, the Company estimated that it would exercise the first extension option and therefore included one option term in the determination of the total lease term for accounting purposes. In September 2022, the Company’s management decided to postpone the use of the manufacturing plant for an approximate period of three years and to offer sub-lease and supporting services of the leased space to potential clients during this three-year period.

During 2023, the Company announced a strategic reprioritization plan. As part of this plan, the Company decided to sell the plant and leasehold improvements installed in the plant, and the ROU asset and lease liability were classified to Assets held for sale and liability held for sale. See note 16.

As of December 31, 2023 the Company was a party to nine vehicle lease agreements. All vehicle lease agreements are for 36 months periods.

	Year ended December 31,
(in thousands)	2023	2022	2021

The components of lease expense were as follows:
Operating leases expenses	$863	$1,037	$698

Cash flow information related to operating leases:
Cash used in operating activities	$766	$875	$449

Non-cash activity - Right of use assets obtained in
exchange for new operating lease liabilities	$689	$179	$5,446

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:

	December 31,
(in thousands)	2023	2022
Other assets - ROU assets	$2,161	$6,445
Accumulated amortization	1,120	1,420
Operating lease ROU assets, net	$1,041	$5,025
Lease liabilities – current - Accounts payable and accrued liabilities	$346	$653
Lease liabilities – noncurrent	686	4,194
Total operating lease liabilities	$1,032	$4,847
Weighted average remaining lease term in years	3.3	7.6
Weighted average annual discount rate	6.7%	3.4%

(in thousands)

Maturities of undiscounted operating lease liabilities as of December 31, 2023, were as follows:

2024	$410
2025	359
2026	216
2027	121
2028 and onwards	91
Total undiscounted lease liability	1,197
Less: Imputed interest	(165)
Present value of lease liabilities	$1,032